Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of Group’s Consolidated Operations	Segment disclosure for the Group’s consolidated operations is as follows:
	Year Ended December 31, 2023
	Specialty Long-tail	Specialty Short-tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Underwriting revenues
Gross written premiums	226,862	400,682	61,134	688,678	-	688,678
Ceded written premiums	(73,900)	(117,565)	-	(191,465)	-	(191,465)
Net written premiums	152,962	283,117	61,134	497,213	-	497,213
Net change in unearned premiums	4,760	(46,925)	(7,896)	(50,061)	-	(50,061)
Net premiums earned	157,722	236,192	53,238	447,152	-	447,152

Underwriting deductions
Net policy acquisition expenses	(31,160)	(35,997)	(7,819)	(74,976)	-	(74,976)
Net loss and loss adjustment expenses	(69,250)	(93,085)	(26,752)	(189,087)	-	(189,087)
Underwriting income	57,312	107,110	18,667	183,089	-	183,089

General and administrative expenses	-	-	-	-	(78,927)	(78,927)
Investment income	-	-	-	-	40,460	40,460
Net realized gain on investments	-	-	-	-	6,723	6,723
Net unrealized gain on investments	-	-	-	-	2,684	2,684
Change in allowance for expected credit losses on investments	-	-	-	-	368	368
Change in allowance for expected credit losses on receivables	-	-	-	-	(2,452)	(2,452)
Other revenues	-	-	-	-	1,862	1,862
Other expenses	-	-	-	-	(5,594)	(5,594)
Change in fair value of derivative financial liabilities	-	-	-	-	(27,289)	(27,289)
Net foreign exchange gain	-	-	-	-	5,124	5,124
Income (loss) before tax	57,312	107,110	18,667	183,089	(57,041)	126,048
Income tax expense	-	-	-	-	(7,854)	(7,854)
Net income	57,312	107,110	18,667	183,089	(64,895)	118,194

	Year Ended December 31, 2022
	Specialty Long-tail	Specialty Short-tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Underwriting revenues
Gross written premiums	233,046	317,412	31,525	581,983	-	581,983
Ceded written premiums	(65,555)	(123,603)	-	(189,158)	-	(189,158)
Net written premiums	167,491	193,809	31,525	392,825	-	392,825
Net change in unearned premiums	(125)	(15,096)	(1,213)	(16,434)	-	(16,434)
Net premiums earned	167,366	178,713	30,312	376,391	-	376,391

Underwriting deductions
Net policy acquisition expenses	(33,066)	(31,525)	(5,608)	(70,199)	-	(70,199)
Net loss and loss adjustment expenses	(50,530)	(89,942)	(17,090)	(157,562)	-	(157,562)
Underwriting income	83,770	57,246	7,614	148,630	-	148,630

General and administrative expenses	-	-	-	-	(67,243)	(67,243)
Investment income	-	-	-	-	20,947	20,947
Net realized gain on investments	-	-	-	-	(687)	(687)
Net unrealized loss on investments	-	-	-	-	(5,512)	(5,512)
Change in allowance for expected credit losses on investments	-	-	-	-	(361)	(361)
Change in allowance for expected credit losses on receivables	-	-	-	-	(3,238)	(3,238)
Other revenues	-	-	-	-	2,442	2,442
Other expenses	-	-	-	-	(3,961)	(3,961)
Change in fair value of derivative financial liabilities	-	-	-	-	4,603	4,603
Net foreign exchange loss	-	-	-	-	(3,454)	(3,454)
Income (loss) before tax	83,770	57,246	7,614	148,630	(56,464)	92,166
Income tax expense	-	-	-	-	(2,932)	(2,932)
Net income	83,770	57,246	7,614	148,630	(59,396)	89,234

	Year Ended December 31, 2021
	Specialty Long-tail	Specialty Short-tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Underwriting revenues
Gross written premiums	224,717	288,425	24,094	537,236	-	537,236
Ceded written premiums	(56,683)	(101,240)	-	(157,923)	-	(157,923)
Net written premiums	168,034	187,185	24,094	379,313	-	379,313
Net change in unearned premiums	(4,242)	(35,168)	(3,272)	(42,682)	-	(42,682)
Net premiums earned	163,792	152,017	20,822	336,631	-	336,631

Underwriting deductions
Net policy acquisition expenses	(29,881)	(26,310)	(3,431)	(59,622)	-	(59,622)
Net loss and loss adjustment expenses	(84,662)	(72,418)	(15,959)	(173,039)	-	(173,039)
Underwriting income	49,249	53,289	1,432	103,970	-	103,970

General and administrative expenses	-	-	-	-	(58,228)	(58,228)
Investment income	-	-	-	-	14,487	14,487
Net realized gain on investments	-	-	-	-	308	308
Net unrealized loss on investments	-	-	-	-	(3,709)	(3,709)
Change in allowance for expected credit losses on investments	-	-	-	-	(66)	(66)
Change in allowance for expected credit losses on receivables	-	-	-	-	(3,262)	(3,262)
Other revenues	-	-	-	-	2,056	2,056
Other expenses	-	-	-	-	(4,230)	(4,230)
Change in fair value of derivative financial liabilities	-	-	-	-	670	670
Net foreign exchange loss	-	-	-	-	(3,368)	(3,368)
Income (loss) before tax	49,249	53,289	1,432	103,970	(55,342)	48,628
Income tax expense	-	-	-	-	(1,814)	(1,814)
Net income	49,249	53,289	1,432	103,970	(57,156)	46,814

Schedule of Long-Lived Assets By Geographic Location	The table below presents long-lived assets by geographic location:
	December 31, 2023	December 31, 2022
	USD ’000	USD ’000

Middle East	21,346	21,765
Africa	96	188
UK	1,839	2,482
Asia	17	8
Europe	458	20
North America	266	84
	24,022	24,547

Schedule of Group’s Gross Written Premiums Based on the Location	The following summary presents the Group’s gross written premiums based on the location of the insured risk for the years ended December 31, 2023, 2022 and 2021
	2023	2022	2021
	USD ’000	USD ’000	USD ’000

Africa	33,312	32,700	27,325
Asia	71,685	54,697	54,962
Australasia	20,286	19,478	23,095
Caribbean Islands	27,904	30,446	29,781
Central America	26,740	25,338	27,735
Europe	83,614	51,746	48,034
Middle East	62,708	58,906	52,745
North America	89,610	61,661	32,272
South America	21,671	20,706	20,401
UK	195,504	190,019	194,075
Worldwide	55,644	36,286	26,811
Total	688,678	581,983	537,236